Fair Value of Financial Assets and Liabilities - Reconciliations for Financial Assets and Liabilities Carried at Fair Value (Detail) - At fair value [member] - Level 3 [member] - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Disclosure of detailed information about financial instruments [line items]
Beginning balance	¥ 1,403,049	¥ 1,225,315
Total gains (losses), Included in profit or loss	18,861	(8,695)
Total gains (losses), Included in other comprehensive income	7,165	17,463
Purchases	156,145	146,704
Sales	(143,798)	(29,814)
Issuances	(7,700)	(22,150)
Settlement	(63,070)	(37,987)
Transfers into Level 3	72,155	39,322
Transfers out of Level 3	(1,311)	(2,920)
Ending balance	1,441,496	1,327,238
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	19,445	(10,801)
Financial liabilities at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	(129,678)	(125,042)
Total gains (losses), Included in profit or loss	657	(285)
Total gains (losses), Included in other comprehensive income	(25)	422
Issuances	(7,700)	(22,150)
Settlement	8,247	12,900
Ending balance	(128,499)	(134,155)
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	739	842
Trading assets [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	41,380
Total gains (losses), Included in profit or loss	867	(78)
Purchases		1,558
Sales	(42,247)
Transfers into Level 3		39,322
Ending balance		40,802
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance		(78)
Trading assets [member] | Debt instruments [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	41,380
Total gains (losses), Included in profit or loss	867	(78)
Purchases		1,558
Sales	(42,247)
Transfers into Level 3		39,322
Ending balance		40,802
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance		(78)
Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	(2,484)	117
Total gains (losses), Included in profit or loss	(1,961)	6,523
Purchases	4,190	5,009
Sales	(3,077)	(6,475)
Ending balance	(3,332)	5,174
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	690	6,465
Derivatives [member] | Interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	(4,173)	(2,656)
Total gains (losses), Included in profit or loss	(3,644)	(700)
Purchases	3,387	1,362
Sales	(564)	(209)
Ending balance	(4,994)	(2,203)
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	(1,509)	(186)
Derivatives [member] | Currency derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	(1,891)	(923)
Total gains (losses), Included in profit or loss	408	(176)
Ending balance	(1,483)	(1,099)
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	405	(104)
Derivatives [member] | Equity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	3,379	3,382
Total gains (losses), Included in profit or loss	1,335	7,456
Purchases	803	3,647
Sales	(2,513)	(6,266)
Ending balance	3,004	8,219
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	1,852	6,801
Derivatives [member] | Credit derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	201	314
Total gains (losses), Included in profit or loss	(60)	(57)
Ending balance	141	257
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	(58)	(46)
Financial assets at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	929,266	819,144
Total gains (losses), Included in profit or loss	13,090	(18,136)
Total gains (losses), Included in other comprehensive income	(16)	(181)
Purchases	147,538	136,429
Sales	(97,453)	(18,973)
Settlement	(71,098)	(50,727)
Transfers out of Level 3	(1,150)	(1,438)
Ending balance	920,177	866,118
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	11,856	(19,433)
Financial assets at fair value through profit or loss [member] | Debt instruments [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	849,122	739,914
Total gains (losses), Included in profit or loss	11,059	(17,082)
Total gains (losses), Included in other comprehensive income	(16)	(181)
Purchases	135,041	128,723
Sales	(95,949)	(16,399)
Settlement	(69,745)	(49,730)
Transfers out of Level 3	(886)	(1,078)
Ending balance	828,626	784,167
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	10,878	(16,880)
Financial assets at fair value through profit or loss [member] | Equity instruments [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	80,144	79,230
Total gains (losses), Included in profit or loss	2,031	(1,054)
Purchases	12,497	7,706
Sales	(1,504)	(2,574)
Settlement	(1,353)	(997)
Transfers out of Level 3	(264)	(360)
Ending balance	91,551	81,951
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	978	(2,553)
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	550,448	525,869
Total gains (losses), Included in other comprehensive income	7,206	17,222
Purchases	4,417	3,708
Sales	(1,021)	(4,366)
Settlement	(219)	(160)
Transfers into Level 3	72,155
Ending balance	632,986	542,273
Financial assets at fair value through other comprehensive income, category [member] | Equity instruments [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	550,448	525,869
Total gains (losses), Included in other comprehensive income	7,206	17,222
Purchases	4,417	3,708
Sales	(1,021)	(4,366)
Settlement	(219)	(160)
Transfers into Level 3	72,155
Ending balance	632,986	542,273
Others-liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	14,117	5,227
Total gains (losses), Included in profit or loss	6,208	3,281
Transfers out of Level 3	(161)	(1,482)
Ending balance	20,164	7,026
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	¥ 6,160	¥ 1,403